STOCK-BASED COMPENSATION - Summary of Share Grant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2015
Weighted-Average Price
Granted (in dollars per share)			$ 20.50
Share Grant Plans
Share Grants (number of common shares)
Outstanding, beginning (in shares)	1,381,577	1,751,025
Vested and issued (in shares)	(330,302)	(343,044)
Granted (in shares)		1,092
Forfeited (in shares)	(44,898)	(27,496)
Outstanding, ending (in shares)	1,006,377	1,381,577
Weighted-Average Price
Outstanding, beginning (in dollars per share)	$ 20.50	$ 20.50
Vested and issued (in dollars per share)	0	0
Granted (in dollars per share)		0
Forfeited (in dollars per share)	20.50	20.50
Outstanding, ending (in dollars per share)	$ 20.50	$ 20.50